INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of income taxes provision (benefit)

	2022	2021
Deferred tax assets (liability)
Net operating loss carryforward	$—	$504
Startup/Organization Expenses	347,666	1,884
Total deferred tax assets (liability)	347,666	2,388
Valuation Allowance	(347,666)	(2,388)
Deferred tax assets (liability)	$—	$—

Schedule of company's net deferred tax assets and liabilities

	2022	2021
Federal
Current	$250,739	$—
Deferred	(345,278)	(2,388)
Change in valuation allowance	345,278	2,388
Income tax provision	$250,739	$—

Schedule of reconciliation of the statutory federal income tax rate (benefit) to the Company's effective tax rate

	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.00%	0.0%
Change in fair value of warrants	0.0%	0.0%
Transaction costs allocated to warrants	0.0%	0.0%
Change in fair value of over-allotment option liability	0.0%	0.0%
Valuation allowance	(76.50)%	1.2%
Income tax provision	(55.50)%	22.2%